Debentures To Stifel Financial Capital Trusts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015		Jun. 28, 2008	Mar. 30, 2007	Aug. 12, 2005
Debt Instrument [Line Items]
Debenture to Stifel Financial Capital Trust	$ 67,500		$ 82,500
Stated interest rate	4.25%
Maturity date	Dec. 31, 2024
Stifel Financial Capital Trust II [Member]
Debt Instrument [Line Items]
Debenture to Stifel Financial Capital Trust	$ 20,000	[1]	35,000	[1]			$ 35,000
Stated interest rate	6.38%
Maturity date	Sep. 30, 2035
Earliest call date	Sep. 30, 2010
Interest rate terms, spread over reference rate	1.70%
Reference rate	Three-month LIBOR plus 1.70% per annum
Extinguishment of debentures	$ 15,000
Stifel Financial Capital Trust III [Member]
Debt Instrument [Line Items]
Debenture to Stifel Financial Capital Trust	$ 35,000	[2]	35,000	[2]		$ 35,000
Stated interest rate	6.79%
Maturity date	Jun. 06, 2037
Earliest call date	Jun. 06, 2012
Interest rate terms, spread over reference rate	1.85%
Reference rate	Three-month LIBOR plus 1.85% per annum
Stifel Financial Capital Trust IV [Member]
Debt Instrument [Line Items]
Debenture to Stifel Financial Capital Trust	$ 12,500	[3]	$ 12,500	[3]	$ 35,000
Stated interest rate	6.78%
Maturity date	Sep. 06, 2037
Earliest call date	Sep. 06, 2012
Interest rate terms, spread over reference rate	1.85%
Reference rate	Three-month LIBOR plus 1.85% per annum

[1]	On August 12, 2005, we completed a private placement of $35.0 million of 6.38% Cumulative Trust Preferred Securities. The trust preferred securities were offered by Stifel Financial Capital Trust II (the “Trust II”), a non-consolidated wholly owned subsidiary of our company. The trust preferred securities mature on September 30, 2035, but may be redeemed by our company, and in turn, the Trust II would call the debenture beginning September 30, 2010. The Trust II requires quarterly distributions of interest to the holders of the trust preferred securities. Distributions are payable at a floating interest rate equal to three-month LIBOR plus 1.70% per annum. During 2016, we extinguished $15.0 million of the Trust II debentures.
[2]	On March 30, 2007, we completed a private placement of $35.0 million of 6.79% Cumulative Trust Preferred Securities. The trust preferred securities were offered by Stifel Financial Capital Trust III (the “Trust III”), a non-consolidated wholly owned subsidiary of our company. The trust preferred securities mature on June 6, 2037, but may be redeemed by our company, and in turn, Trust III would call the debenture beginning June 6, 2012. Trust III requires quarterly distributions of interest to the holders of the trust preferred securities. Distributions are payable at a floating interest rate equal to three-month LIBOR plus 1.85% per annum.
[3]	On June 28, 2007, we completed a private placement of $35.0 million of 6.78% Cumulative Trust Preferred Securities. The trust preferred securities were offered by Stifel Financial Capital Trust IV (the “Trust IV”), a non-consolidated wholly owned subsidiary of our company. The trust preferred securities mature on September 6, 2037, but may be redeemed by our company, and in turn, Trust IV would call the debenture beginning September 6, 2012. Trust IV requires quarterly distributions of interest to the holders of the trust preferred securities. Distributions are payable at a floating interest rate equal to three-month LIBOR plus 1.85% per annum.